INVESTMENT IN CONDUIT PHARMACEUTICALS (Details Narrative)				9 Months Ended
	May 31, 2025 USD ($)	May 19, 2025	Jan. 22, 2025	Sep. 30, 2025 USD ($)	Mar. 31, 2026 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2025 shares	Jan. 24, 2025 $ / shares shares	Dec. 31, 2024 USD ($) shares	Apr. 22, 2024 shares
Equity securities					$ 5,885	$ 3,900			$ 206,177
Reverse stock split		1-for-10
Reverse Stock Split [Member]
Stockholders equity note stock split, conversion ratio		10	100
Conduit Pharmaceuticals Inc [Member]
Equity securities					5,885	3,900
Conduit Pharmaceuticals Inc [Member]
Investment owned | shares										4,015,250
Equity securities					$ 5,885	$ 3,900			$ 200,000
Reverse stock split			1-for-100
Conduit Pharmaceuticals Inc [Member] | CDT Common Stock [Member]
Proceeds from sale, maturity and collection of investments				$ 13,990
Conduit Pharmaceuticals Inc [Member]
Investment owned | shares						29,445		29,445	2,944,514
Equity securities									$ 3,900
Investment owned, fraction share payout | $ / shares								$ 0.63
Equity securities									$ 200,000
Conduit Pharmaceuticals Inc [Member] | CDT Common Stock [Member]
Investment owned, fraction share payout | $ / shares						$ 0.63
Proceeds from sale, maturity and collection of investments	$ 13,990
Conduit Pharmaceuticals Inc [Member] | CDTTW Warrants [Member]
Investment owned | shares					709,000	709,000			709,000
Conduit Pharmaceuticals Inc [Member] | Private Warrants [Member]
Investment owned | shares									540,000
Class of warrant or right, number of securities | shares						540,000	540,000